RELATED PARTY TRANSACTIONS (NARRATIVE) (Details) - USD ($) $ in Millions	1 Months Ended					3 Months Ended	12 Months Ended
	Jan. 31, 2016	Nov. 30, 2014	Mar. 31, 2011	Jun. 30, 2009	Dec. 31, 2008	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2005	Sep. 30, 2016	Jun. 30, 2015	Sep. 30, 2007
Related Party Transaction [Line Items]
Loans to affiliates							$ 703	$ 1,087
Related Party Transactions Other [Abstract]
Guaranteed minimum income benefit reinsurance asset, at fair value							10,309	10,570
Ceded premiums							20	21	$ 22
Ceded claims paid							6	5	10
Schedule Of Commission Fees And Other Income Revenues For Services Related To Mutual Funds Managed By Subsidiary [Abstract]
Investment advisory and services fees							999	1,056	1,062
Distribution revenues							372	415	433
Other revenues - shareholder servicing fees							76	85	91
Other revenues - other							6	5	6
Repayment of Loans from Affiliates							0	0	825
Affiliated Entity
Related Party Transactions Other [Abstract]
Expenses paid or accrued for by the Company:							777	768	790
Amount charged to subsidiaries for their share of operating expenses							1,216	1,211	1,195
AXA
Related Party Transactions Other [Abstract]
Undrawn letters of credit related to reinsurance							18
AXA | Senior Unsecured Notes
Related Party Transaction [Line Items]
Loans to affiliates													$ 650
Related party transaction, original rate (as a percent)													5.40%
Related party transaction, rate (as a percent)			5.70%
AXA Equitable
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage											70.00%
Schedule Of Commission Fees And Other Income Revenues For Services Related To Mutual Funds Managed By Subsidiary [Abstract]
Equity Method Investments											$ 25
AXA Equitable | Mortgage Note 2009
Related Party Transaction [Line Items]
Loans to affiliates				$ 400
Related party transaction, rate (as a percent)				8.00%
Value of real estate property				$ 1,100
Proceeds from sale of real estate				$ 700
Saum Sing
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage											30.00%
AXA Financial | Mortgage Note 2014
Related Party Transaction [Line Items]
Loans to affiliates		$ 382
Related party transaction, rate (as a percent)		4.00%
Schedule Of Commission Fees And Other Income Revenues For Services Related To Mutual Funds Managed By Subsidiary [Abstract]
Repayment of Loans from Affiliates	$ 382
Repayments Of Related Party Debt, Prepayment Penalty	$ 65
AXA Financial | Surplus Notes 2005 | Note Maturity 2035
Related Party Transaction [Line Items]
Related party transaction, rate (as a percent)										6.00%
Due to Related Parties [Abstract]
Note issued										$ 325
Related Party Transactions Other [Abstract]
Net receivable related to contracts								1
AXA Financial | Surplus Notes December 2008 | Note Maturity 2018
Related Party Transaction [Line Items]
Related party transaction, rate (as a percent)					7.10%
Due to Related Parties [Abstract]
Note issued					$ 500
Related Party Transactions Other [Abstract]
Net receivable related to contracts												$ 3
AXA Arizona
Related Party Transactions Other [Abstract]
Guaranteed minimum income benefit reinsurance asset, at fair value							8,574	8,741
Undrawn letters of credit related to reinsurance							3,660
AXA Arizona | Universal Life And No Lapse Guarantee Riders
Related Party Transactions Other [Abstract]
Ceded premiums							447	453	453
Ceded claims paid							65	$ 54	$ 83
AXA Arizona | Senior Unsecured Notes
Related Party Transaction [Line Items]
Loans to affiliates						$ 50
Related party transaction, rate (as a percent)						5.40%
Due from Related Parties, Unclassified [Abstract]
Purchase of note receivable						$ 54
AXA Arizona | Affiliated Entity
Related Party Transactions Other [Abstract]
Assets held in trust							9,376
AXA Global Life | Affiliated Entity | Loss from Catastrophes
Related Party Transactions Other [Abstract]
Premiums and expenses associated with the reinsurance program							$ 4
Variable Annuity | AXA Arizona | Affiliated Entity
Related Party Transactions Other [Abstract]
Exposure reinsured percentage							100.00%
Term Life Insurance | AXA Arizona | Affiliated Entity
Related Party Transactions Other [Abstract]
Exposure reinsured percentage							90.00%
Sale of Artwork [Member] | AXA Equitable | AXA Financial
Related Party Transaction [Line Items]
Gain (Loss) on Related Party Transaction							$ 20
Donation to AXA Foundation, Inc. [Member] | AXA Equitable | AXA Foundation [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction							$ 21